Notes and Capital Lease Payable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Leases, future minimum payments due	$ 80,000	$ 47,000
Total capital leases	64,000	37,000
Less: current portion	(17,000)	(8,000)
Long-term portion of capital leases	47,000	29,000
De Lage Landon [Member]
Capital Leases, future minimum payments due	20,000	20,000
Dell Computers [Member]
Capital Leases, future minimum payments due	80,000	17,000
Total capital leases	64,000
Less: current portion	(17,000)
Long-term portion of capital leases	47,000
November 16, 2016 [Member] | Dell Computers [Member]
Capital Leases, future minimum payments due	16,000
December 15, 2016 [Member] | Dell Computers [Member]
Capital Leases, future minimum payments due	12,000
January 3, 2017 [Member] | Dell Computers [Member]
Capital Leases, future minimum payments due	$ 16,000